Shareholder Report, Holdings (Details) - C000261369	Sep. 30, 2025
Philip Morris International8874885
Holdings [Line Items]
Percent of Total Investments	8.30%
AT&T8874867
Holdings [Line Items]
Percent of Total Investments	6.90%
Verizon Communications8874890
Holdings [Line Items]
Percent of Total Investments	5.50%
Altria Group8874863
Holdings [Line Items]
Percent of Total Investments	5.10%
Progressive8874887
Holdings [Line Items]
Percent of Total Investments	5.00%
American Electric Power8874864
Holdings [Line Items]
Percent of Total Investments	4.80%
Cigna Group8874889
Holdings [Line Items]
Percent of Total Investments	4.70%
Exxon Mobil8874878
Holdings [Line Items]
Percent of Total Investments	4.20%
American International Group8874865
Holdings [Line Items]
Percent of Total Investments	4.20%
Meta Platforms8874882
Holdings [Line Items]
Percent of Total Investments	3.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.40%